Combined Variable Interest Entity - Amounts Included in Combined Balance Sheets for the Use or Obligation of VIE (Details) - Variable Interest Entity, Primary Beneficiary - USD ($) $ in Thousands	Mar. 31, 2018	Dec. 31, 2017
Cash and cash equivalents
Variable Interest Entity [Line Items]
Assets	$ 22,136	$ 43,938
Accounts receivable
Variable Interest Entity [Line Items]
Assets	20,193	12,477
Other current assets
Variable Interest Entity [Line Items]
Assets	107	0
Property, plant and equipment, net
Variable Interest Entity [Line Items]
Assets	377,112	356,346
Intangible assets, net
Variable Interest Entity [Line Items]
Assets	450,291	457,992
Other current liabilities
Variable Interest Entity [Line Items]
Liabilities	$ 12,874	$ 24,341